Sales to Non - Affiliate Specific customers (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Net sales	$ 212.4	$ 232.2	$ 632.8	$ 703.5	$ 911.5	$ 927.4	$ 1,051.3
Customera [Member]
Concentration Risk [Line Items]
Net sales					191.2	183.1	182.6
Customer B [Member]
Concentration Risk [Line Items]
Net sales					144.4	119.2	124.9
Customer C [Member]
Concentration Risk [Line Items]
Net sales					$ 100.8	$ 102.1	$ 115.0
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customera [Member]
Concentration Risk [Line Items]
Percentage of credit risk					21.00%	19.70%	17.40%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of credit risk					15.80%	12.90%	11.90%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of credit risk					11.10%	11.00%	10.90%